Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Apr. 01, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014
C000217517
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 870,010	$ 862,989	$ 867,410	$ 811,309	$ 849,609	$ 838,281	$ 791,890	$ 780,562	$ 735,788	$ 666,741	$ 699,646	$ 732,012	$ 754,129	$ 735,249	$ 694,252	$ 702,883	$ 734,170	$ 732,012	$ 738,486	$ 687,779	$ 732,012	$ 695,331	$ 654,334	$ 710,974	$ 747,117	$ 674,293	$ 729,315	$ 733,091	$ 852,846	$ 825,874	$ 830,729	$ 942,931	$ 982,964	$ 1,060,484	$ 954,023	$ 1,007,253	$ 988,132	$ 971,077	$ 914,229	$ 937,485	$ 935,418	$ 990,199	$ 1,037,745	$ 1,005,703	$ 944,000	$ 821,500	$ 831,000	$ 824,500	$ 764,500	$ 680,500	$ 643,500	$ 584,000	$ 500,000
C000217516
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 17,217	17,088	17,182	16,072	16,837	16,611	15,695	15,469	14,586	13,218	13,875	14,521	14,963	14,586	13,778	13,950	14,575	14,532	14,672	13,670	14,554	13,821	13,002	14,133	14,855	13,412	14,510	14,597	16,977	16,439	16,546	18,776	19,588	21,138	19,009	20,074	19,702	19,371	18,234	18,709	18,658	19,764	20,715	20,084	18,850	16,410	16,600	16,480	15,280	13,600	12,870	11,680	10,000
C000200994
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y shares
Account Value	$ 11,897	11,610	11,486	11,271	11,572	11,476	11,597	11,603	11,157	10,648	10,836	11,117	11,180	11,198	11,240	11,349	11,280	11,053	11,310	10,952	10,953	10,577	10,775	11,292	11,567	11,270	11,533	11,513	11,974	12,347	12,514	12,804	12,820	12,804	12,800	12,903	12,898	12,798	12,665	12,640	12,529	12,673	12,869	12,896	12,816	12,624	12,709	12,724	12,759	12,526	12,355	12,242		$ 11,948	$ 12,122	$ 11,923	$ 11,716	$ 11,729	$ 11,741	$ 11,717	$ 11,776	$ 11,483	$ 11,440	$ 11,307	$ 11,114	$ 11,081	$ 10,896	$ 10,868	$ 10,735	$ 10,595	$ 10,552	$ 10,650	$ 10,716	$ 10,655	$ 10,666	$ 10,672	$ 10,602	$ 10,677	$ 10,617	$ 10,702	$ 10,834	$ 10,787	$ 10,786	$ 10,782	$ 10,830	$ 10,735	$ 10,686	$ 10,695	$ 10,610	$ 10,516	$ 10,525	$ 10,451	$ 10,433	$ 10,421	$ 10,675	$ 10,779	$ 10,781	$ 10,770	$ 10,646	$ 10,487	$ 10,467	$ 10,401	$ 10,270	$ 10,223	$ 10,085	$ 10,132	$ 10,134	$ 10,137	$ 10,069	$ 10,090	$ 10,022	$ 10,180	$ 10,185	$ 10,234	$ 10,201	$ 10,324	$ 10,132	$ 10,146	$ 10,098	$ 10,024	$ 10,074	$ 10,000
C000110199
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 607,399	592,623	586,201	575,107	590,599	585,595	591,801	592,106	569,110	543,515	553,148	566,958	570,189	571,104	573,219	578,811	575,219	563,535	576,693	558,299	558,308	538,959	549,113	575,622	589,172	574,461	587,953	586,866	610,518	629,091	637,633	651,910	653,295	652,448	651,663	657,451	657,157	651,997	645,105	643,706	637,846	645,053	654,422	656,160	651,939	641,939	645,651	646,240	648,381	636,307	627,448	621,523		606,345	615,108	605,285	594,092	594,586	595,066	593,728	596,551	581,496	579,146	572,232	562,283	560,954	550,893	549,350	542,952	535,629	533,297	538,154	541,384	538,147	538,049	538,717	535,038	538,228	535,572	539,726	546,259	543,760	543,584	543,233	545,504	540,097	537,955	538,296	533,860	529,475	529,356	525,470	524,424	524,214	536,890	541,532	541,467	540,768	534,903	526,293	525,634	522,177	515,467	512,967	505,912	508,584	508,579	508,641	505,527	505,562	502,011	509,811	509,931	512,281	510,501	516,516	506,773	508,245	505,277	501,439	503,836	500,000
C000009468
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 11,824	11,530	11,408	11,197	11,499	11,404	11,527	11,536	11,093	10,600	10,778	11,059	11,124	11,156	11,200	11,299	11,232	11,008	11,266	10,912	10,915	10,541	10,741	11,259	11,536	11,241	11,506	11,488	11,951	12,326	12,495	12,787	12,806	12,792	12,791	12,896	12,893	12,796	12,665	12,640	12,529	12,673	12,869	12,896	12,816	12,624	12,709	12,724	12,759	12,526	12,355	12,242		11,948	12,122	11,923	11,716	11,729	11,741	11,717	11,776	11,483	11,440	11,307	11,114	11,081	10,896	10,868	10,735	10,595	10,552	10,650	10,716	10,655	10,666	10,672	10,602	10,677	10,617	10,702	10,834	10,787	10,786	10,782	10,830	10,735	10,686	10,695	10,610	10,516	10,525	10,451	10,433	10,421	10,675	10,779	10,781	10,770	10,646	10,487	10,467	10,401	10,270	10,223	10,085	10,132	10,134	10,137	10,069	10,090	10,022	10,180	10,185	10,234	10,201	10,324	10,132	10,146	10,098	10,024	10,074	10,000
C000009467
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y shares
Account Value	$ 26,671	26,475	25,489	24,228	25,308	24,720	23,678	23,274	22,177	20,071	20,565	21,767	22,132	21,560	20,402	20,038	19,973	19,063	19,462	18,094	19,358	18,289	17,275	19,014	19,978	18,203	19,698	19,865	22,406	21,689	22,407	24,297	23,784	24,047	22,250	23,516	22,811	22,212	21,249	21,361	20,375	20,032	20,013	19,967	19,140	17,281	17,781	18,431	17,047	15,927	15,332	14,539		12,896	14,404	15,473	15,244	14,813	14,303	13,942	13,723	13,935	13,705	12,786	13,637	13,127	12,872	12,409	11,544	12,635	12,337	13,394	13,415	13,069	12,566	12,655	12,515	12,579	12,799	13,321	12,677	12,627	12,326	12,065	11,845	11,805	11,544	11,624	11,624	11,504	11,564	11,184	10,943	10,801	10,297	10,516	10,403	10,337	9,771	9,987	9,887	9,954	9,312	9,168	9,810	10,201	10,189	9,577	9,904	10,555	10,442	10,723	10,701	10,667	10,827	10,260	10,538	10,614	10,402	10,198	10,500	10,000
C000071456
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 1,342,914	1,333,040	1,282,741	1,219,207	1,273,613	1,244,191	1,191,712	1,170,939	1,115,689	1,009,639	1,034,529	1,094,979	1,113,367	1,084,162	1,026,009	1,007,302	1,004,424	958,500	978,237	909,337	973,120	919,312	867,965	955,707	1,003,861	914,582	989,647	998,075	1,125,556	1,089,413	1,125,201	1,220,283	1,194,452	1,207,367	1,117,295	1,180,515	1,145,424	1,115,299	1,066,698	1,072,319	1,023,051	1,005,384	1,004,724	1,002,414	960,677	867,283	892,402	924,659	855,486	799,183	769,306	729,492		646,975	722,486	776,145	764,647	742,894	717,600	699,489	688,180	698,782	687,245	641,360	683,722	658,180	645,269	622,335	578,945	633,250	618,302	671,300	672,565	654,959	629,768	634,052	627,040	630,277	641,523	667,367	634,254	632,409	617,894	604,587	593,217	591,765	578,217	582,572	582,088	576,281	578,217	559,346	547,733	540,504	515,305	526,402	520,452	516,763	488,861	499,929	495,087	497,854	465,672	458,824	490,554	510,225	509,817	479,204	495,280	527,824	522,129	536,163	535,350	533,519	541,492	513,312	527,300	530,668	520,111	510,082	525,097	500,000
C000009466
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 25,984	25,794	24,834	23,609	24,666	24,096	23,089	22,690	21,630	19,575	20,061	21,238	21,599	21,037	19,913	19,560	19,504	18,617	19,012	17,669	18,913	17,872	16,879	18,590	19,528	17,801	19,263	19,433	21,923	21,223	21,924	23,780	23,286	23,550	21,797	23,036	22,355	21,771	20,832	20,947	19,991	19,655	19,642	19,604	18,791	16,978	17,467	18,109	16,754	15,657	15,081	14,298		12,689	14,173	15,227	15,009	14,587	14,091	13,737	13,522	13,736	13,510	12,609	13,452	12,951	12,701	12,251	11,399	12,476	12,186	13,231	13,257	12,920	12,423	12,513	12,380	12,449	12,671	13,187	12,537	12,500	12,217	11,962	11,739	11,711	11,449	11,540	11,532	11,418	11,464	11,090	10,862	10,724	10,226	10,449	10,334	10,267	9,713	9,940	9,844	9,901	9,263	9,132	9,765	10,159	10,156	9,546	9,870	10,521	10,413	10,695	10,679	10,647	10,810	10,250	10,530	10,603	10,394	10,197	10,502	10,000
C000200995
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y shares
Account Value	$ 15,318	14,947	15,323	14,478	14,925	14,312	13,964	13,981	13,121	11,838	12,266	12,726	13,203	12,792	12,047	12,644	12,386	12,160	12,563	11,482	11,631	10,469	9,913	10,931	11,615	10,915	12,208	12,176	13,229	13,370	13,716	14,454	13,749	14,232	13,905	14,622	14,341	14,185	14,365	13,778	13,516	13,084	12,822	12,992	12,402	10,951	11,332	11,562	11,042	10,599	10,370	9,820		9,194	10,935	11,928	12,249	11,876	11,728	11,387	11,031	11,416	11,802	11,097	11,762	11,525	11,407	11,245	10,447	11,033	11,004	12,014	11,930	12,210	11,944	12,249	12,570	12,402	12,598	13,241	12,486	12,317	12,331	12,140	11,989	11,976	11,620	11,684	11,357	10,962	10,648	10,443	10,021	9,728	10,051	10,118	9,970	9,930	9,499	9,965	10,019	9,845	9,042	9,270	9,724	9,919	10,179	9,503	9,841	10,465	10,283	10,476	10,450	10,113	10,308	9,789	9,556	9,843	9,685	9,697	10,133	10,000
C000123188
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 782,274	762,437	782,247	739,025	761,060	730,550	712,752	713,599	669,798	604,247	626,097	648,788	674,000	652,150	614,696	645,184	632,824	620,464	641,064	585,857	592,977	534,491	506,061	558,048	592,977	557,236	623,040	621,437	675,161	681,576	700,018	736,903	700,730	726,183	708,684	746,067	730,955	723,001	732,799	702,102	688,721	666,682	653,301	661,960	632,439	558,447	577,919	589,602	563,120	539,754	528,071	500,032		468,877	556,889	607,515	623,872	605,011	597,457	580,085	561,957	580,840	600,479	565,124	598,234	586,194	580,926	571,896	532,014	560,491	559,777	610,471	606,187	621,181	606,187	621,429	637,782	629,250	639,204	671,911	632,805	624,243	624,936	615,236	606,922	605,537	588,216	590,609	574,050	554,731	538,861	527,822	507,123	491,785	508,065	510,778	503,316	501,281	478,897	502,902	504,922	496,170	455,776	466,548	489,438	499,475	511,864	477,958	494,911	526,210	516,429	525,929	524,630	507,749	516,839	490,867	478,530	493,357	484,903	485,507	507,246	500,000
C000039201
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 15,024	14,650	15,033	14,201	14,649	14,057	13,705	13,737	12,901	11,627	12,057	12,503	12,997	12,583	11,864	12,444	12,209	11,974	12,381	11,317	11,469	10,336	9,793	10,786	11,484	10,786	12,070	12,039	13,084	13,222	13,575	14,297	13,606	14,096	13,775	14,494	14,218	14,065	14,252	13,660	13,417	12,992	12,734	12,917	12,337	10,888	11,280	11,507	10,993	10,540	10,314	9,770		9,166	10,888	11,900	12,217	11,847	11,700	11,362	11,009	11,391	11,774	11,093	11,739	11,519	11,401	11,240	10,446	11,018	11,018	12,014	11,930	12,224	11,944	12,249	12,570	12,402	12,598	13,241	12,486	12,317	12,331	12,140	11,989	11,976	11,620	11,684	11,357	10,962	10,648	10,443	10,021	9,728	10,051	10,118	9,970	9,930	9,499	9,965	10,019	9,845	9,042	9,270	9,724	9,919	10,179	9,503	9,841	10,465	10,283	10,476	10,450	10,113	10,308	9,789	9,556	9,843	9,685	9,697	10,133	10,000
C000222806
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional shares
Account Value	$ 583,963	569,822	580,010	554,047	574,818	558,721	538,470	536,912	511,166	462,533	477,019	497,714	522,548	510,649	491,424	506,285	495,011	477,588	489,374	450,429	458,869	410,217	389,219	429,678	458,869	434,287	478,342	471,233	511,349	508,810	529,630	569,745	547,662	571,299	550,680	574,819	557,217	551,686	551,500	535,500	523,500	517,500	511,500	519,000	500,000
C000222805
Account Value [Line Items]
Line Graph and Table Measure Name	Investor shares
Account Value	$ 11,581	11,300	11,516	10,991	11,413	11,094	10,702	10,661	10,158	9,190	9,479	9,901	10,384	10,148	9,764	10,060	9,845	9,509	9,733	8,968	9,131	8,172	7,754	8,560	9,141	8,652	9,539	9,397	10,187	10,146	10,561	11,371	10,921	11,403	10,991	11,483	11,131	11,011	11,020	10,700	10,460	10,340	10,230	10,380	10,000
Domini Index: MSCI World Equal Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Equal Weighted Index (net)
Account Value	$ 882,870	846,781	860,457	833,857	865,770	835,165	816,967	824,700	773,428	705,552	741,021	773,859	803,650	770,528	730,774	758,408	748,720	743,464	764,165	706,658	722,700	665,011	626,223	695,261	724,118	678,097	747,626	745,361	805,008	796,577	804,800	849,397	815,068	850,845	824,655	851,916	834,769	828,857	828,977	811,460	784,777	758,678	734,492	739,411	709,275	616,886	630,282	645,808	610,794	592,620	581,419	551,030	500,000
Domini Index: MSCI World Equal Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Equal Weighted Index (net)
Account Value	$ 17,657	16,936	17,209	16,677	17,315	16,703	16,339	16,494	15,469	14,111	14,820	15,477	16,073	15,411	14,615	15,168	14,974	14,869	15,283	14,133	14,454	13,300	12,524	13,905	14,482	13,562	14,953	14,907	16,100	15,932	16,096	16,988	16,301	17,017	16,493	17,038	16,695	16,577	16,580	16,229	15,696	15,174	14,690	14,788	14,186	12,338	12,606	12,916	12,216	11,852	11,628	11,021	10,000
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,730	11,462	11,354	11,165	11,455	11,350	11,512	11,544	11,118	10,637	10,807	11,089	11,160	11,168	11,209	11,332	11,263	10,984	11,276	10,940	10,990	10,600	10,739	11,224	11,549	11,274	11,454	11,381	11,829	12,167	12,305	12,576	12,608	12,571	12,574	12,685	12,709	12,568	12,481	12,440	12,342	12,498	12,681	12,773	12,755	12,631	12,688	12,695	12,798	12,611	12,532	12,473		12,255	12,328	12,110	11,882	11,890	11,896	11,860	11,923	11,622	11,597	11,453	11,252	11,249	11,037	11,044	10,928	10,730	10,666	10,751	10,821	10,752	10,750	10,762	10,687	10,767	10,698	10,801	10,926	10,876	10,891	10,884	10,937	10,839	10,793	10,803	10,721	10,639	10,644	10,573	10,552	10,538	10,793	10,876	10,883	10,895	10,826	10,635	10,632	10,591	10,495	10,421	10,279	10,312	10,339	10,337	10,267	10,281	10,210	10,323	10,347	10,385	10,337	10,435	10,221	10,211	10,140	10,042	10,110	10,000
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 586,488	573,102	567,725	558,260	572,728	567,487	575,620	577,205	555,925	531,841	540,368	554,459	558,023	558,410	560,427	566,598	563,162	549,212	563,815	547,022	549,499	530,016	536,942	561,186	577,470	563,697	572,681	569,039	591,455	608,367	615,258	628,777	630,416	628,531	628,719	634,237	635,444	628,406	624,038	621,985	617,110	624,922	634,052	638,650	637,758	631,568	634,423	634,740	639,924	630,529	626,581	623,650		612,743	616,380	605,481	594,075	594,491	594,789	593,010	596,169	581,118	579,843	572,628	562,613	562,444	551,849	552,180	546,389	536,517	533,317	537,563	541,026	537,586	537,478	538,124	534,330	538,335	534,911	540,042	546,324	543,823	544,531	544,204	546,829	541,951	539,631	540,171	536,044	531,948	532,214	528,672	527,616	526,879	539,669	543,802	544,128	544,727	541,317	531,746	531,586	529,574	524,746	521,047	513,954	515,604	516,948	516,845	513,354	514,074	510,500	516,126	517,368	519,237	516,859	521,764	511,032	510,573	507,024	502,089	505,520	500,000
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,730	11,462	11,354	11,165	11,455	11,350	11,512	11,544	11,118	10,637	10,807	11,089	11,160	11,168	11,209	11,332	11,263	10,984	11,276	10,940	10,990	10,600	10,739	11,224	11,549	11,274	11,454	11,381	11,829	12,167	12,305	12,576	12,608	12,571	12,574	12,685	12,709	12,568	12,481	12,440	12,342	12,498	12,681	12,773	12,755	12,631	12,688	12,695	12,798	12,611	12,532	12,473		12,255	12,328	12,110	11,882	11,890	11,896	11,860	11,923	11,622	11,597	11,453	11,252	11,249	11,037	11,044	10,928	10,730	10,666	10,751	10,821	10,752	10,750	10,762	10,687	10,767	10,698	10,801	10,926	10,876	10,891	10,884	10,937	10,839	10,793	10,803	10,721	10,639	10,644	10,573	10,552	10,538	10,793	10,876	10,883	10,895	10,826	10,635	10,632	10,591	10,495	10,421	10,279	10,312	10,339	10,337	10,267	10,281	10,210	10,323	10,347	10,385	10,337	10,435	10,221	10,211	10,140	10,042	10,110	10,000
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,433	34,019	32,841	31,289	32,622	31,605	30,003	29,507	28,225	25,863	26,418	27,741	28,190	27,312	25,619	25,509	25,117	24,228	24,834	23,367	24,795	23,482	21,723	23,926	24,944	22,838	24,892	24,847	27,221	26,247	27,056	28,531	27,308	27,497	25,696	26,949	26,154	25,546	24,964	24,791	23,534	22,547	21,941	22,165	21,345	19,239	19,764	20,545	19,167	18,144	17,790	16,981		15,052	17,173	18,713	18,720	18,171	17,535	17,162	16,847	17,118	16,875	15,763	16,832	16,177	15,869	15,376	14,235	15,649	15,336	16,462	16,368	15,852	15,283	15,189	14,831	14,775	15,160	15,741	14,888	14,725	14,286	13,961	13,679	13,637	13,361	13,279	13,095	12,961	12,945	12,451	12,219	11,982	11,554	11,768	11,766	11,750	11,332	11,302	11,102	11,059	10,357	10,370	10,912	11,087	11,054	10,193	10,452	11,122	10,893	11,109	10,967	10,863	11,038	10,437	10,760	10,787	10,505	10,254	10,400	10,000
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,721,653	1,700,948	1,642,028	1,564,455	1,631,076	1,580,232	1,500,131	1,475,340	1,411,226	1,293,130	1,320,904	1,387,038	1,409,479	1,365,609	1,280,939	1,275,454	1,255,863	1,211,404	1,241,702	1,168,330	1,239,739	1,174,107	1,086,130	1,196,311	1,247,196	1,141,912	1,244,591	1,242,354	1,361,037	1,312,349	1,352,797	1,426,550	1,365,381	1,374,867	1,284,803	1,347,460	1,307,705	1,277,306	1,248,222	1,239,545	1,176,709	1,127,332	1,097,053	1,108,246	1,067,263	961,932	988,219	1,027,254	958,349	907,184	889,483	849,067		752,586	858,626	935,628	936,003	908,564	876,739	858,117	842,365	855,888	843,738	788,172	841,615	808,856	793,463	768,785	711,772	782,425	766,783	823,081	818,416	792,578	764,152	759,443	741,572	738,764	758,018	787,060	744,406	736,234	714,305	698,040	683,951	681,837	668,075	663,958	654,727	648,052	647,275	622,559	610,951	599,089	577,714	588,423	588,306	587,483	566,576	565,107	555,115	552,959	517,848	518,522	545,583	554,342	552,684	509,668	522,576	556,109	544,671	555,447	548,373	543,158	551,878	521,870	538,011	539,359	525,230	512,720	520,000	500,000
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,433	34,019	32,841	31,289	32,622	31,605	30,003	29,507	28,225	25,863	26,418	27,741	28,190	27,312	25,619	25,509	25,117	24,228	24,834	23,367	24,795	23,482	21,723	23,926	24,944	22,838	24,892	24,847	27,221	26,247	27,056	28,531	27,308	27,497	25,696	26,949	26,154	25,546	24,964	24,791	23,534	22,547	21,941	22,165	21,345	19,239	19,764	20,545	19,167	18,144	17,790	16,981		15,052	17,173	18,713	18,720	18,171	17,535	17,162	16,847	17,118	16,875	15,763	16,832	16,177	15,869	15,376	14,235	15,649	15,336	16,462	16,368	15,852	15,283	15,189	14,831	14,775	15,160	15,741	14,888	14,725	14,286	13,961	13,679	13,637	13,361	13,279	13,095	12,961	12,945	12,451	12,219	11,982	11,554	11,768	11,766	11,750	11,332	11,302	11,102	11,059	10,357	10,370	10,912	11,087	11,054	10,193	10,452	11,122	10,893	11,109	10,967	10,863	11,038	10,437	10,760	10,787	10,505	10,254	10,400	10,000
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 16,047	15,589	15,845	15,255	15,656	15,157	14,885	14,800	14,053	12,859	13,403	13,877	14,430	13,977	13,368	13,959	13,576	13,247	13,530	12,516	12,506	11,241	10,667	11,767	12,354	11,768	12,972	12,875	13,766	13,678	13,924	14,631	13,919	14,598	14,247	14,673	14,419	14,311	14,474	14,017	13,607	13,301	13,010	13,150	12,565	10,879	11,331	11,634	11,065	10,813	10,457	10,021		9,413	10,864	11,943	12,198	11,814	11,682	11,277	10,963	11,254	11,399	10,761	11,304	10,995	10,926	10,654	9,997	10,507	10,521	11,430	11,332	11,555	11,277	11,417	11,679	11,419	11,628	12,178	11,595	11,412	11,293	11,124	10,854	10,858	10,554	10,573	10,199	9,946	9,680	9,543	9,274	8,968	9,150	9,341	9,228	9,221	8,776	9,081	9,164	8,907	8,362	8,518	9,183	9,308	9,455	8,770	9,239	9,972	9,769	10,054	10,106	9,710	9,859	9,303	9,258	9,590	9,461	9,601	9,985	10,000
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 802,339	779,472	792,263	762,745	782,791	757,865	744,242	739,980	702,648	642,968	670,135	693,837	721,476	698,834	668,421	697,944	678,802	662,375	676,514	625,823	625,322	562,037	533,353	588,365	617,706	588,404	648,593	643,765	688,298	683,900	696,224	731,573	695,941	729,881	712,357	733,647	720,930	715,542	723,683	700,829	680,357	665,067	650,477	657,479	628,265	543,952	566,558	581,682	553,245	540,648	522,870	501,074		470,668	543,183	597,167	609,914	590,716	584,116	563,873	548,141	562,715	569,954	538,048	565,176	549,729	546,287	532,703	499,862	525,341	526,025	571,518	566,589	577,739	563,868	570,832	583,971	570,953	581,419	608,879	579,775	570,588	564,659	556,205	542,692	542,909	527,711	528,663	509,948	497,316	483,992	477,169	463,718	448,385	457,497	467,050	461,382	461,055	438,816	454,057	458,220	445,327	418,121	425,924	459,125	465,396	472,751	438,475	461,930	498,609	488,467	502,711	505,297	485,476	492,964	465,157	462,894	479,505	473,070	480,040	499,231	500,000
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 16,047	15,589	15,845	15,255	15,656	15,157	14,885	14,800	14,053	12,859	13,403	13,877	14,430	13,977	13,368	13,959	13,576	13,247	13,530	12,516	12,506	11,241	10,667	11,767	12,354	11,768	12,972	12,875	13,766	13,678	13,924	14,631	13,919	14,598	14,247	14,673	14,419	14,311	14,474	14,017	13,607	13,301	13,010	13,150	12,565	10,879	11,331	11,634	11,065	10,813	10,457	10,021		$ 9,413	$ 10,864	$ 11,943	$ 12,198	$ 11,814	$ 11,682	$ 11,277	$ 10,963	$ 11,254	$ 11,399	$ 10,761	$ 11,304	$ 10,995	$ 10,926	$ 10,654	$ 9,997	$ 10,507	$ 10,521	$ 11,430	$ 11,332	$ 11,555	$ 11,277	$ 11,417	$ 11,679	$ 11,419	$ 11,628	$ 12,178	$ 11,595	$ 11,412	$ 11,293	$ 11,124	$ 10,854	$ 10,858	$ 10,554	$ 10,573	$ 10,199	$ 9,946	$ 9,680	$ 9,543	$ 9,274	$ 8,968	$ 9,150	$ 9,341	$ 9,228	$ 9,221	$ 8,776	$ 9,081	$ 9,164	$ 8,907	$ 8,362	$ 8,518	$ 9,183	$ 9,308	$ 9,455	$ 8,770	$ 9,239	$ 9,972	$ 9,769	$ 10,054	$ 10,106	$ 9,710	$ 9,859	$ 9,303	$ 9,258	$ 9,590	$ 9,461	$ 9,601	$ 9,985	$ 10,000
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 630,557	612,586	622,638	599,422	615,176	595,587	584,882	581,532	552,194	505,293	526,621	545,245	566,966	549,173	525,273	548,473	533,430	520,521	531,578	491,756	491,363	441,635	419,096	462,323	485,378	462,353	509,649	505,855	540,848	537,392	547,075	574,852	546,853	573,522	559,752	576,482	566,489	562,255	568,652	550,694	534,608	522,593	511,129	516,657	500,000
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Account Value	$ 12,611	12,252	12,453	11,988	12,304	11,912	11,698	11,631	11,044	10,106	10,532	10,905	11,339	10,983	10,505	10,969	10,669	10,410	10,632	9,835	9,827	8,833	8,382	9,246	9,708	9,247	10,193	10,117	10,817	10,748	10,942	11,497	10,937	11,470	11,195	11,530	11,330	11,245	11,373	11,014	10,692	10,452	10,223	10,333	10,000
Domini Index: MSCI World Investable Market Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Investable Market Index (net)
Account Value	$ 1,024,661	1,001,871	985,920	943,694	981,652	950,436	912,606	905,640	859,231	785,629	811,977	849,478	871,652	841,932	793,751	803,343	791,082	772,390	791,059	737,027	768,956	719,592	670,746	740,420	771,842	714,154	783,244	782,916	853,293	832,287	851,044	901,204	864,850	887,224	841,738	876,998	855,764	843,344	832,328	821,114	785,340	761,206	739,972	744,558	711,701	629,322	646,905	669,004	627,766	599,682	584,278	556,010	500,000
Domini Index: MSCI World Investable Market Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Investable Market Index (net)
Account Value	$ 20,493	$ 20,037	$ 19,718	$ 18,874	$ 19,633	$ 19,009	$ 18,252	$ 18,113	$ 17,185	$ 15,713	$ 16,240	$ 16,990	$ 17,433	$ 16,839	$ 15,875	$ 16,067	$ 15,822	$ 15,448	$ 15,821	$ 14,741	$ 15,379	$ 14,392	$ 13,415	$ 14,808	$ 15,437	$ 14,283	$ 15,665	$ 15,658	$ 17,066	$ 16,646	$ 17,021	$ 18,024	$ 17,297	$ 17,744	$ 16,835	$ 17,540	$ 17,115	$ 16,867	$ 16,647	$ 16,422	$ 15,707	$ 15,224	$ 14,799	$ 14,891	$ 14,234	$ 12,586	$ 12,938	$ 13,380	$ 12,555	$ 11,994	$ 11,686	$ 11,120	$ 10,000